INTANGIBLE ASSETS, NET - SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 114,616	$ 114,616
Accumulated amortization	(28,483)	(15,520)
Total	$ 86,133	$ 99,096